Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in ("Portfolio"), at value (Note 1A)                  $ 34,707,845
  Deferred organization costs (Note 1D)                                  10,571
  Prepaid expenses                                                          401
                                                                   ------------
    Total assets                                                     34,718,817

Liabilities
  Distributions payable                                  $467,202
  Accrued accounting, custody and transfer agent fees       2,678
  Accrued trustees' fees and expenses (Note 2)                984
  Accrued expenses and other liabilities                      883
                                                         --------
    Total liabilities                                                   471,747
                                                                   ------------
Net Assets                                                         $ 34,247,070
                                                                   ============
Net Assets consist of:
  Paid-in capital                                                  $ 38,711,095
  Accumulated net realized loss                                      (2,200,337)
  Undistributed net investment income                                   535,682
  Net unrealized depreciation                                        (2,799,370)
                                                                   ------------
Total Net Assets                                                   $ 34,247,070
                                                                   ============
Shares of beneficial interest outstanding                             1,816,119
                                                                   ============
Net Asset Value, offering price and redemption price
  per share
  (Net Assets/Shares outstanding)                                  $      18.86
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                             Statement Of Operations
               For The Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                           $1,676,319
  Dividend income allocated from Portfolio                               31,379
  Expenses allocated from Portfolio                                           0
                                                                     ----------
    Net investment income allocated from Portfolio                    1,707,698

Expenses
  Accounting, custody and transfer agent fees            $   13,629
  Legal and audit services                                    7,107
  Registration fees                                           6,965
  Amortization of organization expenses (Note 1D)             1,790
  Trustees' fees and expenses (Note 2)                        1,693
  Miscellaneous                                               4,107
                                                         ----------
    Total expenses                                           35,291

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (35,291)
                                                         ----------
    Net expenses                                                              0
                                                                     ----------
      Net investment income                                           1,707,698
                                                                     ----------
Realized And Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       (137,682)
    Written options transactions                           (142,724)
    Foreign currency transactions and forward foreign
     currency exchange contracts                            134,662
                                                         ----------
      Net realized loss                                                (145,744)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                  (887,437)
    Financial futures contracts                               8,752
    Written options                                          51,737
    Foreign currency and forward foreign currency
     exchange contracts                                      46,263
                                                         ----------
      Change in net unrealized depreciation                            (780,685)
                                                                     ----------
    Net realized and unrealized loss on investments                    (926,429)
                                                                     ----------
Net Increase in Net Assets from Operations                           $  781,269
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                      Statements Of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                           June 30, 1999         Year Ended
                                                            (Unaudited)      December 31, 1998
                                                         -----------------   ------------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $  1,707,698        $  3,596,738
  Net realized loss                                             (145,744)         (2,216,708)
  Change in net unrealized depreciation                         (780,685)         (1,640,761)
                                                            ------------        ------------
  Net increase (decrease) in net assets from investment
    operations                                                   781,269            (260,731)
                                                            ------------        ------------
Distributions to Shareholders (Note 1F)
  From net investment income                                  (1,090,362)         (3,585,033)
                                                            ------------        ------------
  Total distributions to shareholders                         (1,090,362)         (3,585,033)
                                                            ------------        ------------
Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                               251,397          26,356,500
  Value of shares issued to shareholders in payment of
    distributions declared                                       155,957           1,262,115
  Cost of shares redeemed                                     (6,308,531)        (10,713,175)
                                                            ------------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                              (5,901,177)         16,905,440
                                                            ------------        ------------
Total Increase (Decrease) In Net Assets                       (6,210,270)         13,059,676

Net Assets
  At beginning of period                                      40,457,340          27,397,664
                                                            ------------        ------------
  Atend of peroid (including undistributed net
    investment income and distributions in excess of
    net investment income of $535,682 and $81,654
    respectively)                                           $ 34,247,070        $ 40,457,340
                                                            ============        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                   Six Months               Year Ended
                                                     Ended                 December 31,
                                                 June 30, 1999      ---------------------------
                                                  (Unaudited)         1998(1)        1997(1)(3)
                                                  ----------        ----------       ----------
Net Asset Value, Beginning of Period              $    19.02        $    20.51       $    20.00
                                                  ----------        ----------       ----------
From Investment Operations:
  Net investment income*                                0.93              1.70             0.98
  Net realized and unrealized gain (loss) on
    investments                                        (0.49)            (1.52)            0.26
                                                  ----------        ----------       ----------
Total from investment operations                        0.44              0.18             1.24
                                                  ----------        ----------       ----------
Less Distributions to Shareholders:
  From net investment income                           (0.60)            (1.67)           (0.63)
  From net realized gain on investments                   --                --            (0.10)
                                                  ----------        ----------       ----------
Total distributions to shareholders                    (0.60)            (1.67)           (0.73)
                                                  ----------        ----------       ----------
Net Asset Value, End of Period                    $    18.86        $    19.02       $    20.51
                                                  ==========        ==========       ==========
Total Return                                            2.35%             0.86%            6.20%
Ratios/supplemental Data:
  Expenses (to average daily net assets)*(2)            0.00%+            0.00%            0.00%+
  Net Investment Income (to average daily net
    assets)*                                            9.82%+            8.40%            8.07%+
  Net Assets, End of Period (000's omitted)       $   34,247        $   40,457       $   27,398

-----------------

* For the periods indicated, the investment adviser did not impose any of its advisory fee and reimbursed all of the Fund's and the Portfolio's operating expenses. If these voluntary reductions had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share                 $     0.83        $     1.51       $     0.74
  Ratios (to average daily net assets):
    Expenses (2)                                        1.04%+            0.91%            1.96%+
    Net investment income                               8.78%+            7.49%            6.11%+

(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Diversified Income Portfolio's allocated expenses.
(3)   For the period June 2, 1997 (commencement of operations) to December 31,
      1997.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Diversified Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Diversified Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      The Fund elected to defer to its fiscal year ending December 31, 1999 losses of $603,207 recognized during the period from November 1, 1998 to December 31, 1998, which expire in 2006.

      At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $1,365,591, which expires in 2006, which will reduce the Fund's taxable income arising from future net realizable gain on investments, if any, to the extent permitted by the Internal Revenue code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

      D. Deferred organization expense

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002.

      E. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      F. Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency, forward currency exchange contracts, options and financial futures contracts. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, LP ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended June 30, 1999, SIMCO voluntarily agreed to limit the operating expenses of the Fund and its pro rata share of expenses allocated from the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets. Pursuant to this agreement, SIMCO voluntarily reimbursed the Fund for $35,291 of operating expenses for the six months ended June 30, 1999. The Trust pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are limited partners or officers of SIMCO.

(3)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999 aggregated $250,000 and $7,963,904, respectively.

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended
                                                          June 30, 1999        Year Ended
                                                           (Unaudited)      December 31, 1998
                                                         ----------------   -----------------
      Shares sold                                              13,348           1,277,800
      Shares issued to shareholders in payment of
        distributions declared                                  8,300              63,709
      Shares redeemed                                        (332,212)           (550,939)
                                                             --------           ---------
      Net increase/decrease                                  (310,565)            790,570
                                                             ========           =========

      At June 30, 1999, two shareholders were record owners of approximately 56% and 19%, of the total outstanding shares of the Fund, respectively.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par            Value
Security                                                         Rate        Maturity        Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.7%

Asset Backed -- 7.5%

GE Capital Mortgage 1996 HE3                                     8.250%     09/25/2026     $  353,764     $   363,824
Green Tree Financial Corp. 1997-6 B2
  Non-ERISA                                                      7.750%     01/15/2029        875,000         692,310
IMC Home Equity Loan 1998-1 M1 Non-ERISA                         7.030%     06/20/2029        375,000         364,687
Newcourt Rec Asset Lease 98-2D                                   7.210%     09/15/2007        400,000         399,500
Vanderbilt Mortgage Financial 1996-C B2                          8.000%     11/07/2026        400,000         373,000
Vanderbilt Mortgage Financial 1997-D 1B2                         7.550%     12/07/2027        425,000         378,250
                                                                                                          -----------
Total Asset Backed (Cost $2,792,318)                                                                        2,571,571
                                                                                                          -----------

Collateralized Mortgage Obligations -- 1.2%

GE Capital Mortgage Services Inc.1994-1 B3
  144A Non-ERISA                                                 6.500%     01/25/2024        247,250         207,420
GE Capital Mortgage Services Inc.1996-11 B3
  Non-ERISA                                                      7.500%     07/25/2026        242,152         210,218
                                                                                                          -----------
Total Collateralized Mortgage Obligations (Cost $430,975)                                                     417,638
                                                                                                          -----------

Convertible Corporate Bonds -- 2.9%

Exide Corp. 144A                                                 2.900%     12/15/2005        460,000         271,400
Integrated Health                                                5.750%     01/01/2001        500,000         345,000
Tenet Healthcare Corp.                                           6.000%     12/01/2005        450,000         369,000
                                                                                                          -----------
Total Convertible Corporate Bonds (Cost $1,149,715)                                                           985,400
                                                                                                          -----------

Corporate -- 39.7%

Bank Bonds -- 3.2%

Bank United Corp. Notes                                          8.875%     05/01/2007        200,000         198,990
First Palm Beach Notes                                          10.350%     06/30/2002        100,000         103,035
GS Escrow Corp. 144A Notes                                       7.125%     08/01/2005        400,000         384,420
Imperial Credit Capital Trust(a)                                10.250%     06/14/2002         50,000          37,500
Matrix Capital Corp. Notes                                      11.500%     09/30/2004        300,000         288,484
Webster Financial Capital 144A Notes                             9.360%     01/29/2027        100,000          97,898
                                                                                                          -----------
                                                                                                            1,110,327
                                                                                                          -----------

Financial -- 12.8%

Amresco Inc. Corp. Senior Sub Notes                              9.875%     03/15/2005        175,000         138,687
Cabot Industrial Property LP                                     7.125%     05/01/2004        300,000         291,975
Conseco Finance Trust Cap. Notes                                 8.796%     04/01/2027        700,000         640,129
Conseco Finance Trust II                                         8.700%     11/15/2026         75,000          67,591
Franchise Fin Corp. REIT Notes                                   8.250%     10/30/2003        350,000         350,910
Fresenius Medical Capital Trust Notes                            7.875%     02/01/2008         60,000         558,000
Harborside Health Step Up Senior NC'03                           0.000%     08/01/2008        750,000         270,000
Lehman Bros Holding Inc.                                         6.625%     04/01/2004        775,000         754,958
Meditrust, REIT                                                  7.820%     09/10/2026        200,000         174,750
Ocwen Financial Capital Notes                                   10.875%     08/01/2027         50,000          40,000
Ocwen Financial Capital Notes                                   11.875%     10/01/2003        150,000         144,000
Phoenix Re-Insurance Corp. Capital Notes                         8.850%     02/01/2027        175,000         146,638
Prologis Trust                                                   6.700%     04/15/2004        300,000         291,930
Speiker Property REIT Notes NCL                                  6.800%     05/01/2004        400,000         391,108
Tanger REIT Senior Notes                                         7.875%     10/24/2004        200,000         188,896
                                                                                                          -----------
                                                                                                            4,449,572
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par            Value
Security                                                         Rate        Maturity        Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Industrial Bonds -- 23.7%

Allied Waste Industries 144A Notes                               7.375%     01/01/2004     $  125,000     $   118,437
Allied Waste Industries 144A Notes                               7.625%     01/01/2006        275,000         255,062
Charter Communications Holdings LLC                              8.250%     04/01/2007        200,000         190,500
Coastal Corp. Notes NCL                                          6.200%     05/15/2004        275,000         268,771
Conmed Corp. Notes                                               9.000%     03/15/2008        175,000         171,500
Enron Corp.                                                      6.450%     11/15/2001         75,000          74,898
Extendicare Health Sevices Senior Notes                          9.350%     12/15/2007        484,000         346,060
Fort James Corp. Sr Notes                                        6.875%     09/15/2007        400,000         393,796
Genesis Multicare Senior Sub Notes                               9.000%     08/01/2007        175,000         127,750
Grove Worldwide Senior Notes                                     0.000%     05/01/2009        175,000          49,000
Grove Worldwide Senior Sub Notes                                 9.250%     05/01/2008        125,000          93,750
Horseshoe Gaming 144A Senior Sub Notes                           8.625%     05/15/2009        400,000         391,361
Horseshoe Gaming LLC Notes                                       9.375%     06/15/2007        250,000         253,750
Huntsman ICI Chemicals LLC 144A                                 10.125%     07/01/2009        600,000         607,500
Mohegan Tribal Gaming                                            8.125%     01/01/2006        100,000          99,969
Mohegan Tribal Gaming                                            8.750%     01/01/2009         50,000          49,250
Nextlink Communications                                         12.250%     06/01/2009        225,000         131,625
Nextlink Communications 144A Notes                              10.750%     11/15/2008        500,000         510,000
Optel Inc. Senior Notes                                         11.500%     07/01/2008        450,000         317,250
Panavision Inc. Step Up Sub Notes                                0.000%     02/01/2006        450,000         274,500
Premier Parks Inc                                                9.750%     06/15/2007        150,000         150,750
Premier Parks Inc. Senior Notes                                  9.250%     04/01/2006         50,000          49,500
Premier Parks Inc. Step Up Senior Notes                          0.000%     04/01/2008        150,000          97,500
Prime Succession Acq Co. Senior Sub Notes                       10.750%     08/15/2004        400,000         324,000
RSL Communications PLC Notes                                     0.000%     03/01/2008        625,000         375,000
Republic Service                                                 7.125%     05/15/2009        625,000         609,600
Revlon Worldwide Senior Notes                                    0.000%     03/15/2001        800,000         554,000
Rose Hills Co. Senior Sub Notes                                  9.500%     11/15/2004        125,000         114,375
Salem Communications Corp. Senior Sub Notes                      9.500%     10/01/2007        225,000         234,000
Southland Corp. Deb Notes                                        4.500%     06/15/2004        300,000         255,000
TRW Inc. 144A                                                    7.125%     06/01/2009        300,000         291,360
Winstar Communications Senior Sub Step Up
  Notes                                                          0.000%     10/15/2005        500,000         438,750
                                                                                                          -----------
                                                                                                            8,218,564
                                                                                                          -----------
Total Corporate (Cost $15,208,265)                                                                         13,778,463
                                                                                                          -----------

Government/Other -- 34.2%

Argentina -- 1.3%

Cointel 144A Notes                                              10.375%     08/01/2004        575,000         448,500
                                                                                                          -----------

Denmark -- 0.2%

Denmark Nykredit                                                 7.000%     10/01/2026        375,000          52,956
                                                                                                          -----------

EuroDollar -- 4.6%

Bulgaria IAB                                                     5.875%     07/28/2011        450,000         302,625
Republic of Argentina                                           11.375%     01/30/2017        875,000         748,672
Republic of Argentina Global Bond                                9.750%     09/19/2027        730,000         547,500
Republic of Ecuador Registered PDI(a)                            3.813%     12/29/2049          4,451           1,433
                                                                                                          -----------
                                                                                                            1,600,230
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par            Value
Security                                                         Rate        Maturity        Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
France -- 1.4%

Remy Cointreau 144A                                             10.000%     07/30/2005     $  450,000     $   502,185
                                                                                                          -----------

Germany -- 1.7%

Colt Telecom Group PLC 144A Notes                                7.625%     07/31/2008        725,000         384,913
Exide Holding Europe 144A Notes                                  9.125%     04/15/2004        200,000         107,638
Texon International PLC Senior Notes                            10.000%     02/01/2008        240,000         113,614
                                                                                                          -----------
                                                                                                              606,165
                                                                                                          -----------

New Zealand -- 0.2%

Fletcher Challenge CVT                                          10.000%     04/30/2005        110,000          61,133
                                                                                                          -----------

United Kingdom -- 1.7%

IPC Magazines 144A                                               0.000%     03/15/2008        200,000         151,469
William Hill Finance                                            10.625%     04/30/2008        275,000         443,658
                                                                                                          -----------
                                                                                                              595,127
                                                                                                          -----------

Yankee Bonds -- 23.1%

Alestra SA                                                      12.125%     05/15/2006        175,000         166,250
Asia Pulp and Paper Global Financial 144A CVT                    2.000%     07/25/2000        125,000         123,750
Asia Pulp and Paper Global Financial Notes                       9.060%     10/04/2001        600,000         438,000
Asia Pulp and Paper Global Financial Notes                      11.750%     10/01/2005        125,000          95,625
Brazil C Bond(a)                                                 5.000%     04/15/2014      3,758,595       2,417,247
Colt Telecom Group PLC Senior Step Up Notes                      0.000%     12/15/2006        350,000         288,750
Ecuador Bearer PDI(a)                                            3.250%     02/27/2015        569,730         183,382
Global Crossing Holding Ltd. Notes                               9.625%     05/15/2008        400,000         432,000
Grupo Televisa S.A                                               0.000%     05/15/2008        250,000         199,375
Guangdong Enterprises 144A Senior Notes NCL                      8.875%     05/22/2007        825,000         246,518
Merita Bank Pfd Step Up 144A Notes                               7.150%     12/29/2049        300,000         298,062
Peru FLIRB(a)                                                    3.250%     03/07/2017        885,000         483,984
Petro Mexicanos 144A Notes                                       9.500%     09/15/2027        475,000         448,875
Pindo Deli Financial Notes                                      10.250%     10/01/2002        600,000         438,000
Republic of Panama Notes                                         8.875%     09/30/2027        475,000         394,250
SE Banken Step Up Notes 144A                                     6.500%     12/29/2049        325,000         307,450
TPSA Finance 144A Senior Notes                                   7.750%     12/10/2008        300,000         288,000
Tyco International 7 Yr. Notes NCL                               6.375%     06/15/2005        300,000         293,439
UPM-Kymmene Corp. 144A Notes                                     7.450%     11/26/2027        350,000         329,917
Venezuela DCB DEB FRN                                            5.938%     12/18/2007        202,380         154,441
                                                                                                          -----------
                                                                                                            8,027,315
                                                                                                          -----------
Total Government/Other (Cost $13,006,352)                                                                  11,893,611
                                                                                                          -----------

Non-agency -- 0.9%

Pass Thru Securities -- 0.9%

Franchise Mortgage Corp. 1997-A D 144A                           8.140%     04/15/2019        350,000         324,516
                                                                                                          -----------
Total Non-Agency (Cost $363,891)                                                                              324,516
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par            Value
Security                                                         Rate        Maturity        Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 5.3%

Treasury Bonds -- 1.6%

U.S. Treasury Bond                                               8.125%     08/15/2019     $   50,000     $    60,391
U.S. Treasury Bond                                               8.125%     05/15/2021        400,000         487,124
                                                                                                          -----------
                                                                                                              547,515
                                                                                                          -----------

Treasury Notes -- 3.7%

U.S. Treasury Note                                               5.250%     05/31/2001        750,000         746,483
U.S. Treasury Note                                               5.750%     10/31/2002        475,000         476,335
U.S. Treasury Note                                               5.875%     11/15/1999         75,000          75,223
                                                                                                          -----------
                                                                                                            1,298,041
                                                                                                          -----------
Total U.S. Treasury Obligations (Cost $1,848,819)                                                           1,845,556
                                                                                                          -----------
TOTAL BONDS AND NOTES (COST $34,800,335)                                                                   31,816,755
                                                                                                          -----------


                                                                                             SHARES
                                                                                           ----------
PREFERRED STOCKS -- 2.6%

Equity Office Properties Trust 144A CVT                                                         8,000         341,000
Global Crossing PIK Pfd 144A                                                                    4,000         420,000
Paxson Communications 12.5% Pfd PIK                                                               150         136,501
                                                                                                          -----------
TOTAL PREFERRED STOCKS (COST $907,859)                                                                        897,501
                                                                                                          -----------

                                                                                          CONTRACT
                                                                                            SIZE
                                                                                         ----------
PURCHASED OPTIONS -- 2.0%

BRL Put/USD Call, Strike Price 1.35, 09/09/99                                               2,080,000         539,344
BTP 6.75% Put, Strike Price 107.69, 02/07/00                                            1,325,000,000           2,650
DBR 5.25% Call, Strike Price 110.76, 12/15/99                                               1,000,000             211
EUR Put/JPY Call, Strike Price 146.70, 04/13/00                                               731,145         108,956
JPY Put, Strike Price 116.95, 12/24/99                                                        600,000          21,540
UST 4.75% Call, Strike Price 96.6093, 10/18/99                                                  4,500           1,219
UST 5.25% Call, Strike Price 101.8281, 7/20/99                                                  9,000              70
UST 5.25% Put, Strike Price 90.5781, 12/1/99                                                    3,000          10,723
UST 5.25% Put, Strike Price 90.6562, 12/1/99                                                    3,000          10,383
                                                                                                          -----------
TOTAL PURCHASED OPTIONS (COST $909,220)                                                                       695,096
                                                                                                          -----------

                                                                                             SHARES
                                                                                           ----------
WARRANTS -- 0.0%

Financial -- 0.0%

Equity Office Properties Warrants                                                               2,750             137
                                                                                                          -----------
TOTAL WARRANTS (COST $2,200)                                                                                      137
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par            Value
Security                                                         Rate        Maturity        Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%

Commercial Paper -- 1.1%

Triple A Funding Corp.                                           0.000%     07/16/1999     $  400,000     $   399,180
                                                                                                          -----------

U.S. Government Agency -- 1.3%

Federal Farm Credit Bank+                                        0.000%     07/15/1999        450,000         449,118
                                                                                                          -----------

Repurchase Agreements -- 1.3% Prudential-Bache

Repurchase agreement, dated 6/30/99, due 7/1/99,
with a maturity value of $452,363 and an effective
yield of 4.10%, collaterized by U.S. Government
Agency Obligations with rates ranging from 0.00%
to 7.00%, maturity dates ranging from 8/24/99 to
8/1/28 and an aggregate market value of $461,358.                                                             452,312
                                                                                                          -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,300,753)                                                              1,300,610
                                                                                                          -----------

TOTAL INVESTMENTS -- 100.0% (COST $37,920,367)                                                            $34,710,099

Other Assets, Less Liabilities -- (0.0%)                                                                       (2,145)
                                                                                                          -----------

NET ASSETS -- 100.0%                                                                                      $34,707,954
                                                                                                          ===========

Notes To Schedule Of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
DCB - Debt Conversion Bond
DEB - Debenture
FLIRB - Front Loaded Interest Reduction Bond
FRN - Floating Rate Note
NCL - Non-callable
REIT - Real Estate Investment Trust
UST - United States Treasury
BRL - Brazilian Real
BTP - British Pound
DBR - Deutsche Bundes Republik
EUR - EuroDollar
JPY - Japanese Yen
USD - United States Dollar
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
(a)  Variable Rate Security; rate indicated is as of 6/30/99.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                      Statement of Assets And Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $37,920,367)                                                   $ 34,710,099
  Receivable for investments sold                                         6,328
  Interest receivable                                                   577,074
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                            5,437
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                          78,986
  Tax reclaim receivable                                                  1,025
  Deferred organization costs (Note 1E)                                   3,467
  Prepaid expenses                                                        3,583
                                                                   ------------
    Total assets                                                     35,385,999

Liabilities
  Payable for investments purchased                      $ 64,025
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                             7,438
  Options written, at value (Note 5) (premiums
    received, $917,019)                                   583,041
  Accrued accounting and custody fees                       8,522
  Accrued trustees' fees and expenses (Note 2)              1,722
  Accrued expenses and other liabilities                   13,297
                                                         --------
    Total liabilities                                                   678,045
                                                                   ------------
Net Assets (applicable to investors' beneficial
  interests)                                                       $ 34,707,954
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                            Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
  Interest income                                                    $1,676,322
  Dividend income                                                        31,380
                                                                     ----------
    Total income                                                      1,707,702

Expenses
  Investment advisory fee (Note 2)                       $   87,068
  Accounting and custody fees                                38,447
  Legal and audit services                                   14,192
  Trustees' fees and expenses (Note 2)                        2,925
  Insurance expense                                           2,559
  Amortization of organization expenses (Note 1E)               592
  Miscellaneous                                                 323
                                                         ----------
    Total expenses                                          146,106

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (59,038)
  Waiver of investment advisory fee (Note 2)                (87,068)
                                                         ----------
    Total expense deductions                               (146,106)
                                                         ----------
    Net expenses                                                              0
                                                                     ----------
      Net investment income                                           1,707,702
                                                                     ----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investment security transactions                       (137,682)
    Written options transactions                           (142,724)
    Foreign currency transactions and forward foreign
     currency exchange contracts                            134,662
                                                         ----------
      Net realized loss                                                (145,744)
  Change in unrealized appreciation (depreciation)
    Investment securities                                  (887,441)
    Financial futures contracts                               8,752
    Written options                                          51,738
    Foreign currency and forward foreign currency
     exchange contracts                                      46,264
                                                         ----------
      Change in net unrealized depreciation                            (780,687)
                                                                     ----------
    Net realized and unrealized loss                                   (926,431)
                                                                     ----------
Net Increase in net assets from operations                           $  781,271
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                           June 30, 1999        Year Ended
                                                            (Unaudited)      December 31, 1998
                                                         -----------------   ------------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $  1,707,702        $  3,596,746
  Net realized loss                                             (145,744)         (2,216,713)
  Change in net unrealized depreciation                         (780,687)         (1,640,762)
                                                            ------------        ------------
  Net increase (decrease) in net assets from investment
    operations                                                   781,271            (260,729)
                                                            ------------        ------------

Capital Transactions
  Contributions                                                  250,000          26,399,305
  Withdrawals                                                 (7,963,904)        (12,282,331)
                                                            ------------        ------------
  Net increase (decrease) in net assets from capital
    transactions                                              (7,713,904)         14,116,974
                                                            ------------        ------------

Total Increase (Decrease) in Net Assets                       (6,932,633)         13,856,245

Net Assets
  At beginning of period                                      41,640,587          27,784,342
                                                            ------------        ------------
  At end of period                                          $ 34,707,954        $ 41,640,587
                                                            ============        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                                            For the period
                                                      Six Months                             June 2, 1997
                                                        Ended                              (Commencement of
                                                    June 30, 1999        Year Ended         Operations) to
                                                     (Unaudited)     December 31, 1998    December 31, 1997
                                                    --------------   ------------------   ------------------
Ratios:
  Expenses (to average daily net assets)*                  0.00%+             0.00%                0.00%+
  Net Investment Income (to average daily net
    assets)*                                               9.82%+             8.40%                8.07%+
  Portfolio Turnover                                         76%               145%                  25%
  Net Assets, End of Period (000's omitted)             $34,708            $41,641              $27,784

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the Portfolio for all of its operating expenses. If these voluntary actions had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                 0.84%+             0.75%                1.50%+
  Net investment income                                    8.98%+             7.65%                6.57%+

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Diversified Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 1999, there is one Fund invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at June 30, 1999 is approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through May 2002.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish Investment Management Company, L.P. ("SIMCO") for overall investment advisory services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, SIMCO voluntarily agreed to limit the Portfolio's operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Portfolio's average daily net assets. Pursuant to this agreement, SIMCO voluntarily waived $87,068 of its investment advisory fee and reimbursed the Portfolio for its operating expenses of $59,038. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are limited partners or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

                                                       Purchases      Sales
                                                      -----------  -----------
      U.S. Government Securities                      $ 8,353,938  $ 9,594,770
                                                      ===========  ===========
      Investments (non-U.S.Government Securities)     $17,010,378  $20,632,011
                                                      ===========  ===========

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

                    Aggregate Cost                            $37,920,367
                                                              ===========
                    Gross unrealized appreciation                 237,692
                    Gross unrealized depreciation              (3,447,960)
                                                              -----------
                    Net unrealized depreciation               $(3,210,268)
                                                              ===========

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------

                                                         Number of
                                                         Contracts    Premiums
                                                         ---------    --------
              Outstanding, beginning of period                 7      $ 58,685
              Options written                                  6        74,653
              Options expired                                 (4)      (37,375)
              Options closed                                  (3)      (31,555)
                                                             ---      --------
              Outstanding, end of period                       6      $ 64,408
                                                             ===      ========

      Written Call Option Transactions
      --------------------------------------------------------------------------

                                                         Number of
                                                         Contracts    Premiums
                                                         ---------    --------
              Outstanding, beginning of period                 7      $ 59,908
              Options written                                  4        27,508
              Options exercised                               (1)      (18,594)
              Options expired                                 (1)       (4,500)
              Options closed                                  (6)      (40,565)
                                                             ---      --------
              Outstanding, end of period                       3      $ 23,757
                                                             ===      ========

      Written Cross Currency Option Transactions
      --------------------------------------------------------------------------

                                                         Number of
                                                         Contracts    Premiums
                                                         ---------    --------
              Outstanding, beginning of period                 6      $612,500
              Options written                                  5       253,734
              Options closed                                  (5)      (37,380)
                                                             ---      --------
              Outstanding, end of period                       6      $828,854
                                                             ===      ========

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1999, the Portfolio held the following open futures contract:

                                             Expiration        Underlying
Contract                           Position     Date      Face Amount at Value    Unrealized Gain
---------------------------------  --------  ----------   ---------------------   ----------------
U.S 10 year Note (6 Contracts)       Long      9/30/99           $667,125              $8,752

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1999, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                             Local                           U.S.$        U.S.$          U.S.$
                                           Principal        Contract         Market     Aggregate      Unrealized
Contracts To Receive                        Amount         Value Date        Value     Face Amount    Gain/(Loss)
--------------------                        ------         ----------        -----     -----------    -----------
Argentinian Peso                              701,420       11/30/99          681,454      680,000         1,454
Brazilian Real                              1,224,750       10/4/99           691,098      690,000         1,098
Hong Kong Dollar                              218,680       10/14/99           28,128       26,686         1,442
Peruvian Sol                                2,242,800       10/8/99           657,875      630,000        27,875
Turkish Lira                              155,960,350       8/10/99           349,785      350,000          (215)
                                                                           ----------   ----------       -------
Total                                                                      $2,408,340   $2,376,686       $31,654
                                                                           ==========   ==========       =======

                                             Local                           U.S.$        U.S.$          U.S.$
                                           Principal        Contract         Market     Aggregate      Unrealized
Contracts To Deliver                        Amount         Value Date        Value     Face Amount    Gain/(Loss)
----------------------                    -----------  ------------------  ----------  ------------   ------------
Brazilian Real                              1,224,750       10/4/99           691,098      699,657         8,559
British Pound Sterling                        296,347       8/11/99           467,379      485,712        18,333
Danish Krone                                  552,128        8/9/99            76,667       79,039         2,372
Euro Dollar                                   990,076     7/20-9/07/99      1,027,582    1,043,957        16,375
Hong Kong Dollar                            3,014,935   10/14/99-1/14/00      387,223      380,000        (7,223)
New Zealand Dollar                            118,306       7/15/99            63,148       64,626         1,478
                                                                           ----------   ----------       -------
Total                                                                      $2,713,097   $2,752,991       $39,894
                                                                           ==========   ==========       =======

                     Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1999, the Portfolio did not have any delayed delivery transactions.

(7)   Concentration of Risk:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(8)   Line of Credit

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust, are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated among the participating portfolios/funds at the end of each quarter. During the six months ended June 30, 1999, the Portfolio had no borrowings under the credit facility.


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